Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
The U.S. Large Cap Value Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The U.S. Large Cap Value Series
Average Annual Return, Percent		30.38%	10.49%	9.14%
The DFA International Value Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The DFA International Value Series
Average Annual Return, Percent		21.98%	8.61%	5.58%
The Japanese Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Japanese Small Company Series
Average Annual Return, Percent		15.91%	3.12%	5.99%
The Asia Pacific Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Asia Pacific Small Company Series
Average Annual Return, Percent		22.46%	4.59%	3.76%
The United Kingdom Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The United Kingdom Small Company Series
Average Annual Return, Percent		32.13%	4.47%	4.19%
The Continental Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Continental Small Company Series
Average Annual Return, Percent		24.06%	7.78%	8.21%
The Canadian Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Canadian Small Company Series
Average Annual Return, Percent		28.42%	14.52%	6.11%
The Emerging Markets Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Emerging Markets Series
Average Annual Return, Percent		23.68%	5.46%	4.29%
The Emerging Markets Small Cap Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Emerging Markets Small Cap Series
Average Annual Return, Percent		20.85%	8.35%	6.01%
The DFA Short Term Investment Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The DFA Short Term Investment Fund – NAV
Average Annual Return, Percent		5.52%	2.46%	1.79%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[1]	38.07%	15.00%	12.75%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[2]	23.84%	6.55%	5.30%
MSCI Japan Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index (net div.)
Average Annual Return, Percent	[3]	22.33%	5.30%	6.09%
MSCI Pacific ex Japan Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex Japan Index (net div.)
Average Annual Return, Percent	[4]	25.73%	4.34%	4.09%
MSCI United Kingdom Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI United Kingdom Index (net div.)
Average Annual Return, Percent	[5]	21.62%	6.09%	3.76%
MSCI Europe ex UK Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe ex UK Index (net div.)
Average Annual Return, Percent	[6]	22.68%	7.19%	5.81%
MSCI Canada Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Canada Index (net div.)
Average Annual Return, Percent	[7]	31.19%	9.32%	5.36%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%	3.93%	3.43%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%	3.93%	3.43%
FTSE 1 Month Treasury Bill [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 1 Month Treasury Bill
Average Annual Return, Percent		5.51%	2.37%	1.66%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		30.98%	10.14%	8.87%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent		23.93%	6.83%	4.45%
MSCI Japan Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Small Cap Index (net div.)
Average Annual Return, Percent		17.19%	2.16%	5.87%
MSCI Pacific ex Japan Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex Japan Small Cap Index (net div.)
Average Annual Return, Percent		23.99%	4.96%	3.56%
MSCI United Kingdom Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI United Kingdom Small Cap Index (net div.)
Average Annual Return, Percent		31.12%	1.50%	3.10%
MSCI Europe ex UK Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe ex UK Small Cap Index (net div.)
Average Annual Return, Percent		22.72%	6.06%	7.07%
MSCI Canada Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Canada Small Cap Index (net div.)
Average Annual Return, Percent		29.15%	11.63%	5.07%

[1]
1	The Series has added this index in response to new regulatory requirements.

[2]
1	The Series has added this index in response to new regulatory requirements.

[3]
1	The Series has added this index in response to new regulatory requirements.

[4]
1	The Series has added this index in response to new regulatory requirements.

[5]
1	The Series has added this index in response to new regulatory requirements.

[6]
1	The Series has added this index in response to new regulatory requirements.

[7]
1	The Series has added this index in response to new regulatory requirements.